Principles underlying preparation of consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2023
Principles underlying preparation of consolidated financial statements
Schedule of changes in presentation

	The years ended December 31		The years ended December 31
	2021	2022	2021	2022

	As previously reported		Restated
Revenue from contracts with customers (continuing)	—	—	1,876	4,004
Revenue from contracts with customers (discontinued)	—	—	34,035	39,048
Payment processing fees	33,397	37,689	—	—
Other revenue	2,514	5,363	—	—